Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Statement of Cash Flows [Abstract]
Assumption of Lola One liabilities concurrent with merger - as part of the merger, Lola One note payable		$ 33,452